Investments in Hotel Properties, net (Investments) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jun. 30, 2020
Investment in hotel properties, net
Land	$ 769,381	$ 670,362		$ 764,751
Buildings and improvements	4,129,884	4,062,810		4,053,059
Furniture, fixtures and equipment	503,156	504,806		465,923
Construction in progress	29,745	37,394		9,257
Condominium properties	12,093	12,091
Investments in hotel properties, net	5,444,259	5,287,463		5,304,730
Accumulated depreciation	(1,335,816)	(1,182,244)		(1,376,904)
Investments in hotel properties, net	4,108,443	4,105,219		$ 3,927,826
Cost of land and depreciable property, net of accumulated depreciation, for federal income tax purposes	3,500,000	3,600,000
Depreciation expense, including depreciation of assets under capital leases and discontinued hotel properties	$ 268,400	$ 257,900	$ 246,000